Risk management - Aging analysis (past due but performing): Business lending portfolio by geographic area, outstandings (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Table]
Financial assets	€ 951,934	€ 916,942
Business Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8,121	6,252
Business Lending [Member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	7,331	4,983
Business Lending [Member] | Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	727	1,209
Business Lending [Member] | Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	60	44
Business Lending [Member] | Past due for >90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3	16
Business Lending [Member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,159	1,124
Business Lending [Member] | United Kingdom [member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,036	636
Business Lending [Member] | United Kingdom [member] | Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	108	485
Business Lending [Member] | United Kingdom [member] | Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	16	4
Business Lending [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,863	1,067
Business Lending [Member] | Belgium [member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,676	977
Business Lending [Member] | Belgium [member] | Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	178	60
Business Lending [Member] | Belgium [member] | Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8	28
Business Lending [Member] | Belgium [member] | Past due for >90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets		2
Business Lending [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	574	565
Business Lending [Member] | Netherlands [member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	553	532
Business Lending [Member] | Netherlands [member] | Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	16	29
Business Lending [Member] | Netherlands [member] | Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	4	1
Business Lending [Member] | Netherlands [member] | Past due for >90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets		4
Business Lending [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	856	553
Business Lending [Member] | Luxembourg [member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	586	468
Business Lending [Member] | Luxembourg [member] | Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	270	73
Business Lending [Member] | Luxembourg [member] | Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets		5
Business Lending [Member] | Luxembourg [member] | Past due for >90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1	6
Business Lending [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	102	78
Business Lending [Member] | Poland [member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	94	66
Business Lending [Member] | Poland [member] | Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	5	8
Business Lending [Member] | Poland [member] | Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2	4
Business Lending [Member] | Poland [member] | Past due for >90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1
Business Lending [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	7	45
Business Lending [Member] | Germany [member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	5	45
Business Lending [Member] | Germany [member] | Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2
Business Lending [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	96	44
Business Lending [Member] | Spain [member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	95	44
Business Lending [Member] | Spain [member] | Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1
Business Lending [Member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	41	31
Business Lending [Member] | France [member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	36	30
Business Lending [Member] | France [member] | Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	5	1
Business Lending [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	629	504
Business Lending [Member] | Rest of Europe [Member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	571	492
Business Lending [Member] | Rest of Europe [Member] | Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	57	8
Business Lending [Member] | Rest of Europe [Member] | Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1	2
Business Lending [Member] | Rest of Europe [Member] | Past due for >90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1	3
Business Lending [Member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,146	1,726
Business Lending [Member] | Americas [Member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,076	1,595
Business Lending [Member] | Americas [Member] | Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	71	131
Business Lending [Member] | Asia [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	302	146
Business Lending [Member] | Asia [Member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	276	37
Business Lending [Member] | Asia [Member] | Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets		108
Business Lending [Member] | Asia [Member] | Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	25
Business Lending [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	345	369
Business Lending [Member] | Australia [member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	327	61
Business Lending [Member] | Australia [member] | Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	17	306
Business Lending [Member] | Australia [member] | Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets		1
Business Lending [Member] | Australia [member] | Past due for >90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	€ 1	€ 1